SHARE-BASED COMPENSATION (Outstanding Treasury RSUs) (Details) - Treasury RSUs	12 Months Ended
	Dec. 29, 2024 USD ($) shares shares $ / shares Rate	Dec. 31, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted | $	$ 33,500,000
Exercise price (in dollars per share) | $ / shares	$ 48.82
Term of risk free interest rate	5 years
Risk-free interest rate | Rate	3.76%
Expected volatility | Rate	31.81%
Expected dividend yield | Rate	1.70%
Number, outstanding, beginning of fiscal year (in shares) | shares	61,000	73,000
Granted (in shares) | shares	1,530,644	3,000
Granted for dividends declared (in shares) | shares	1,000	2,000
Settled through the issuance of common shares (in shares) | shares	(20,000)
Forfeited (in shares) | shares	0	(17,000)
Number, outstanding, end of fiscal year (in shares) | shares	1,573,000	61,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 34.69	$ 33.91
Granted (in dollars per share) | $	21.91	29.12
Granted for dividends declared (in dollars per share) | $	40.40	30.98
Settled through the issuance of common shares (in dollars per share) | $	31.38
Forfeited (in dollars per share) | $	37.56	29.95
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 22.30	$ 34.69
Four executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	968,068